CAPITAL STOCK AND RESERVES - Share based expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recorded in exploration and evaluation expense	$ 3,131	$ 3,584
Recorded in general and administrative expense	8,856	7,387
Share-based payments	11,987	10,971
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	2,697	6,775
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	8,591	$ 4,196
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	624
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 75